UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     May 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $74,295 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLETE INC                     COM NEW          018522300     3228    82841 SH       SOLE                    82841        0        0
BMC SOFTWARE INC               COM              055921100     4943    99374 SH       SOLE                    99374        0        0
CALIX INC                      COM              13100m509     2765   136148 SH       SOLE                   136148        0        0
COMSTOCK RES INC               COM NEW          205768203     2664    86100 SH       SOLE                    86100        0        0
ELECTRONIC ARTS INC            COM              285512109     4811   246334 SH       SOLE                   246334        0        0
EXELON CORP                    COM              30161n101     3915    94928 SH       SOLE                    94928        0        0
FIRSTENERGY CORP               COM              337932107     4355   117422 SH       SOLE                   117422        0        0
GOOGLE INC                     CL A             38259p508     2663     4539 SH       SOLE                     4539        0        0
HARMONIC INC                   COM              413160102     2289   243990 SH       SOLE                   243990        0        0
KEYCORP NEW                    COM              493267108     6478   729478 SH       SOLE                   729478        0        0
MDU RES GROUP INC              COM              552690109     4334   188660 SH       SOLE                   188660        0        0
MICROSOFT CORP                 COM              594918104     6393   251801 SH       SOLE                   251801        0        0
MOVE INC COM                   COM              62458m108     1926   809099 SH       SOLE                   809099        0        0
O REILLY AUTOMOTIVE INC NEW    COM              67103h107     4288    74629 SH       SOLE                    74629        0        0
REACHLOCAL INC                 COM              75525f104     2129   106440 SH       SOLE                   106440        0        0
RED ROBIN GOURMET BURGERS IN   COM              75689m101     3094   115054 SH       SOLE                   115054        0        0
STATE STR CORP                 COM              857477103     3242    72138 SH       SOLE                    72138        0        0
STERLING CONSTRUCTION CO INC   COM              859241101     3532   209249 SH       SOLE                   209249        0        0
UNITRIN INC                    COM              913275103     3262   105650 SH       SOLE                   105650        0        0
ZIONS BANCORPORATION           COM              989701107     3984   172747 SH       SOLE                   172747        0        0